OPERATING SEGMENTS	12 Months Ended
Oct. 28, 2018
Segment Reporting [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS
Operating segments are defined as components of an enterprise that engage in business activities and by which discrete financial information is available and is evaluated on a regular basis by the chief operating decision maker to make decisions regarding the allocation of resources to the segment and assess the performance of the segment. For the transition period ended December 31, 2018, the Company began reporting results under new reportable segments to align with how the Company will manage its business, review operating performance and allocate resources following the merger with Ply Gem. We have revised our segment reporting to represent how we now manage our business, recasting prior periods to conform to the current segment presentation.
Subsequent to the Merger, we have three reportable segments: (i) Commercial; (ii) Siding; and (iii) Windows. The Commercial segment includes the operating results of the legacy NCI businesses - Engineered Building Systems; Metal Components; Insulated Metal Panels; and Metal Coil Coating, which operate primarily in the nonresidential construction market. The Siding and Windows segments, which result from the transaction, will include the operating results of the legacy Ply Gem operating segments. For the fiscal year ended October 28, 2018 there were no operations within the Siding and Windows segments.
We evaluate a segment’s performance based primarily upon operating income before corporate expenses.
Corporate assets consist primarily of cash, investments, prepaid expenses, current and deferred taxes, and property, plant and equipment associated with our headquarters in Houston, Texas. These items (and income and expenses related to these items) are not allocated to the operating segments. Corporate unallocated expenses include share-based compensation expenses, and executive, legal, finance, tax, treasury, human resources, information technology, strategic sourcing, marketing and corporate travel expenses. Additional unallocated amounts primarily include interest income, interest expense, loss on extinguishment of debt and other (expense) income.
The following table represents summary financial data attributable to these operating segments for the periods indicated (in thousands):

	Fiscal Year Ended
	October 28, 2018	October 29, 2017	October 30, 2016
Operating income (loss):
Commercial	$230,365	$189,547	$189,830
Corporate	(104,445)	(79,767)	(81,051)
Total operating income	$125,920	$109,780	$108,779
Unallocated other expense	(42,825)	(26,642)	(29,815)
Income before income taxes	$83,095	$83,138	$78,964
Depreciation and amortization:
Commercial	$40,536	$40,488	$40,857
Corporate	1,789	830	1,067
Total depreciation and amortization expense	$42,325	$41,318	$41,924
Capital expenditures:
Commercial	$36,943	$20,348	$18,509
Corporate	10,884	1,726	2,515
Total capital expenditures	$47,827	$22,074	$21,024
Property, plant and equipment, net:
Commercial	$217,260	$217,344	$231,822
Corporate	18,980	9,651	10,390
Total property, plant and equipment, net	$236,240	$226,995	$242,212
Total assets:
Commercial	$1,024,433	$937,149	$935,918
Corporate	85,942	93,963	89,478
Total assets	$1,110,375	$1,031,112	$1,025,396
The following table represents summary financial data attributable to various geographic regions for the periods indicated (in thousands):

	Fiscal Year Ended
	October 28, 2018	October 29, 2017	October 30, 2016
Total sales:
United States of America	$1,874,129	$1,666,645	$1,589,479
Canada	99,306	73,090	61,781
China	4	8,923	6,733
Mexico	2,460	4,910	4,060
All other	24,678	16,710	22,875
Total net sales	$2,000,577	$1,770,278	$1,684,928
Long-lived assets:
United States of America	$494,425	$493,203	$523,134
Canada	7,041	8,180	9,247
China	—	448	170
Mexico	10,594	10,603	10,701
Total long-lived assets	$512,060	$512,434	$543,252

Sales are determined based on customers’ requested shipment location.